EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS
EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for its employees. Pension benefits provided under the DB Plans are based on years of service and highest average earnings over three consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index. Net actuarial gains or losses are amortized out of AOCI over the expected average remaining service life of employees, which is approximately nine years at December 31, 2015 (2014 and 2013 – nine years).
The Company also provides its employees with a savings plan in Canada, DC Plans consisting of 401(k) Plans in the U.S., and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses are amortized out of AOCI over the expected average remaining life expectancy of former employees, which was approximately 12 years at December 31, 2015 (2014 – 12 years; 2013 – 11 years). In 2015, the Company expensed $41 million (2014 – $37 million; 2013 – $29 million) for the savings and DC Plans.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2015	2014	2013
(millions of Canadian $)

DB Plans	96	73	79
Other post-retirement benefit plans	6	6	6
Savings and DC Plans	41	37	29
	143	116	114

Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. As such, in addition to the cash contributions noted above, the Company provided a $33 million letter of credit to the Canadian DB Plan in 2015 (2014 – $47 million; 2013 – $59 million), resulting in a total of $214 million provided to the Canadian DB Plan under letters of credit at December 31, 2015.
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2015 and the next required valuation will be as at January 1, 2016.
The Company's funded status at December 31 is comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2015	2014	2015	2014

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	2,658	2,224	216	191
Service cost	108	85	3	2
Interest cost	115	113	10	10
Employee contributions	4	4	—	—
Benefits paid	(129)	(102)	(7)	(7)
Actuarial (gain)/loss	(57)	302	(11)	14
Foreign exchange rate changes	81	32	14	6
Benefit obligation – end of year	2,780	2,658	225	216
Change in Plan Assets
Plan assets at fair value – beginning of year	2,398	2,152	39	35
Actual return on plan assets	160	246	(1)	2
Employer contributions[2]	96	73	6	6
Employee contributions	4	4	—	—
Benefits paid	(129)	(102)	(7)	(7)
Foreign exchange rate changes	62	25	8	3
Plan assets at fair value – end of year	2,591	2,398	45	39
Funded Status – Plan Deficit	(189)	(260)	(180)	(177)

[1]
The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation

[2]	Excludes $214 million in letters of credit provided to the Canadian DB Plans for funding purposes (2014 – $181 million).
The amounts recognized in the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans are as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2015	2014	2015	2014

Intangible and other assets (Note 11)	—	—	18	14
Accounts payable and other	—	—	(7)	(7)
Other long-term liabilities (Note 14)	(189)	(260)	(191)	(184)
	(189)	(260)	(180)	(177)

Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that are not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2015	2014	2015	2014

Projected benefit obligation[1]	(2,780)	(2,658)	(198)	(191)
Plan assets at fair value	2,591	2,398	—	—
Funded Status – Plan Deficit	(189)	(260)	(198)	(191)

[1]	The projected benefit obligation for the pension benefit plan differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans is as follows:

at December 31	2015	2014
(millions of Canadian $)

Accumulated benefit obligation	(2,600)	(2,437)
Plan assets at fair value	2,591	2,398
Funded Status – Plan Deficit	(9)	(39)

Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of plans that are not fully funded.

at December 31	2015	2014
(millions of Canadian $)

Accumulated benefit obligation	(807)	(715)
Plan assets at fair value	680	597
Funded Status – Plan Deficit	(127)	(118)

The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2015	2014	2015

Debt securities	34%	31%	25% to 35%
Equity securities	66%	69%	50% to 70%
Alternatives	—	—	5 % to 15%
	100%	100%

Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2015	2014	2015	2014

Debt securities	2	1	0.1%	0.1%
Equity securities	4	1	0.1%	0.1%

Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities, as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and the use of leveraged derivatives is prohibited.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques, such as option pricing models and extrapolation using significant inputs, which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For further information on the fair value hierarchy, refer to Note 23.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014

Asset Category
Cash and Cash Equivalents	44	20	2	—	—	—	46	20	2	1
Equity Securities:
Canadian	317	361	147	142	—	—	464	503	17	21
U.S.	589	516	40	35	—	—	629	551	24	23
International	38	218	300	147	—	—	338	365	13	15
Global	—	—	154	141	—	—	154	141	6	6
Emerging	7	7	143	80	—	—	150	87	6	3
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	206	218	—	—	206	218	8	9
Provincial	—	—	202	180	—	—	202	180	8	7
Municipal	—	—	7	7	—	—	7	7	—	—
Corporate	—	—	113	76	—	—	113	76	4	3
U.S. Bonds:
State	—	—	50	47	—	—	50	47	2	2
Corporate	—	—	57	59	—	—	57	59	2	2
International:
Corporate	—	—	25	14	—	—	25	14	1	1
Mortgage backed	—	—	58	39	—	—	58	39	2	2
Other Investments:
Private equity funds	—	—	—	—	14	13	14	13	—	—
Funds held on deposit	123	117	—	—	—	—	123	117	5	5
	1,118	1,239	1,504	1,185	14	13	2,636	2,437	100	100

The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)	Private Equity Funds

Balance at December 31, 2013	18
Purchases and sales	(7)
Realized and unrealized gains	2
Balance at December 31, 2014	13
Purchases and sales	(1)
Realized and unrealized gains	2
Balance at December 31, 2015	14

The Company's expected funding contributions in 2016 are approximately $70 million for the DB Plans, approximately $7 million for the other post-retirement benefit plans and approximately $37 million for the savings plan and DC Plans. The Company expects to provide an additional estimated $33 million letter of credit to the Canadian DB Plan for the funding of solvency requirements.
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post- Retirement Benefits

2016	129	8
2017	133	9
2018	138	9
2019	142	9
2020	146	10
2021 to 2025	808	51
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of corporate AA bond yields at December 31, 2015. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2015	2014	2015	2014

Discount rate	4.20%	4.15%	4.40%	4.20%
Rate of compensation increase	0.50%	3.15%	—%	—%

The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2015	2014	2013	2015	2014	2013

Discount rate	4.15%	4.95%	4.35%	4.20%	5.00%	4.35%
Expected long-term rate of return on plan assets	6.95%	6.90%	6.70%	4.60%	4.60%	4.60%
Rate of compensation increase	3.15%	3.15%	3.15%	—	—	—

The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns, asset mix and anticipated benefit payments from plan assets are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A seven per cent average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2016 measurement purposes. The rate was assumed to decrease gradually to five per cent by 2021 and remain at this level thereafter. A one per cent change in assumed health care cost trend rates would have the following effects:

(millions of Canadian $)	Increase	Decrease

Effect on total of service and interest cost components	1	(1)
Effect on post-retirement benefit obligation	14	(12)

The Company's net benefit cost recognized is as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2015	2014	2013	2015	2014	2013

Service cost	108	85	84	3	2	2
Interest cost	115	113	96	10	10	7
Expected return on plan assets	(155)	(139)	(120)	(2)	(2)	(2)
Amortization of actuarial loss	35	21	30	3	2	2
Amortization of past service cost	2	2	2	1	—	—
Amortization of regulatory asset	23	18	30	1	1	1
Amortization of transitional obligation related to regulated business	—	—	—	2	2	2
Net Benefit Cost Recognized	128	100	122	18	15	12

Pre-tax amounts recognized in AOCI were as follows:

	2015		2014		2013
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	247	28	348	39	236	32
Prior service cost	—	—	2	1	3	1
	247	28	350	40	239	33

The estimated net loss for the DB Plans and for the other post-retirement benefit plans that will be amortized from AOCI into net periodic benefit cost in 2016 is $21 million and $3 million respectively.
Pre-tax amounts recognized in OCI were as follows:

	2015		2014		2013
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to OCI	(34)	(4)	(21)	(2)	(30)	(2)
Amortization of prior service costs from AOCI to OCI	(2)	(1)	(2)	—	(2)	—
Funded status adjustment	(67)	(7)	137	9	(96)	—
	(103)	(12)	114	7	(128)	(2)